Notes Payable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt outstanding, net
	December 31, 2020	June 30, 2021
		(unaudited)
2019 Loan and Security Agreement	$25,000	$—
Subordinated Note Purchase and Security Agreement	32,461	—
Paycheck Protection Program Loan	5,880	—
Principal Amount Due	63,341	—
Less: Unamortized debt issuance costs and discounts	(11,407)	—
Notes payable, net	$51,934	$—

	December 31,
	2019	2020
2019 Loan and Security Agreement	25,000	25,000
Subordinated Note Purchase and Security Agreement	—	32,461
Paycheck Protection Program Loan	—	5,880
Principal Amount Due	25,000	63,341
Less: Unamortized debt issuance costs and discounts	(898)	(11,407)
Notes payable, net	$24,102	$51,934

Schedule of principal amounts due on the Company’s outstanding debt
Year Ended December 31,	Amount
2021	$1,307
2022	14,573
2023	10,000
2024	5,000
2025	32,461
Thereafter	—
Total minimum principal payments	$63,341